Description of business and significant accounting policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2020	Apr. 02, 2019
Advertising costs	$ 103	$ 21	$ 18
Research and development costs	213	175	152
Contract liabilities	12	17		$ 57
Right-of-use assets					$ 407
Lease liabilities					$ 407
Refund liability	$ 69	$ 0	$ 0
Plant and machinery
Useful Life of Assets	10 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Useful Life of Assets	5 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Useful Life of Assets	10 years
Motor vehicles
Useful Life of Assets	5 years